INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax deferred assets and liabilities [Line Items]
Recognized in Net income (loss)	$ (14)	$ (89)	$ 49
Foreign exchange	(43)	184	(82)
Deferred tax liability related to property, plant and equipment revaluations	4,038	3,685	2,561
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	3,628	3,398	1,549
Non-capital losses
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year	429	508	499
Recognized in Net income (loss)	8	(60)	(97)
Recognized in equity	11	1	13
Business combination	7	0	79
Foreign exchange	9	(20)	14
Balance, end of year	464	429	508
Difference between tax and carrying value
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year	(4,478)	(3,919)	(4,151)
Recognized in Net income (loss)	6	149	48
Recognized in equity	(384)	(985)	341
Business combination	23	73	(63)
Foreign exchange	(52)	204	(94)
Balance, end of year	(4,885)	(4,478)	(3,919)
Net deferred tax (liabilities) assets
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year	(4,049)	(3,411)	(3,652)
Recognized in Net income (loss)	14	89	(49)
Recognized in equity	(373)	(984)	354
Business combination	30	73	16
Foreign exchange	(43)	184	(80)
Balance, end of year	$ (4,421)	$ (4,049)	$ (3,411)